ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 12,743	$ 11,258
Provisions	3,591	4,244
Insurance contracts that are liabilities	8,506	9,041
Other liabilities	32,225	28,003
Accounts payable and other	$ 57,065	$ 52,546